Taxes on Income (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of operations	$ (63,381)	$ (56,500)	$ 15,392
Theoretical tax expense (benefit) at the Israeli statutory tax rate	(14,578)	(12,995)	3,540
Beneficiary enterprise expenses (benefit)	9,724	9,003	(560)
Tax adjustment in respect of different tax rate of foreign subsidiaries	225	639	309
Non-deductible expenses and other permanent differences	143	(289)	(1,808)
Share based compensation	1,004	541	355
Increase (decrease) in other uncertain tax positions, net	174	(639)	(2,037)
Taxes related to prior years (see also note 15b)	(61)	11,471
Losses and timing differences for which valuation allowance was provided	4,819	15,727
Others	(480)	(893)	66
Actual tax expense (benefit)	$ 970	$ 22,565	$ (135)